Property and equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Property and equipment
Total cost	$ 68,310	$ 48,560
Accumulated depreciation	(33,932)	(22,403)
Property and equipment, net	34,727	26,445
Property and equipment, excluding asset under construction
Property and equipment
Property and equipment, net	34,378	26,157
Land
Property and equipment
Total cost	5,277	5,277
Buildings
Property and equipment
Total cost	3,554	3,554
Motor vehicles, furniture and fixtures
Property and equipment
Total cost	12,306	8,463
Assets under capital lease
Property and equipment
Total cost	115	374
Leasehold improvements
Property and equipment
Total cost	7,672	4,569
Capitalized software
Property and equipment
Total cost	9,766	6,706
Computers and office equipment
Property and equipment
Total cost	29,620	19,617
Assets under construction
Property and equipment
Property and equipment, net	$ 349	$ 288